Shareholders’ Equity	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 14 — SHAREHOLDERS’ EQUITY

Ordinary Shares

On the Closing Date, pursuant to the Business Combination (as described in Note 4), the following share transactions were completed:

•        4,825,000 public and private rights were automatically converted to 482,500 ordinary shares of AGBA.

•        792,334 ordinary shares of AGBA were issued to settle the outstanding payables.

•        555,000 ordinary shares of AGBA were issued to Apex Twinkle Limited as the finder fee in connection with the Business Combination.

•        53,835,000 ordinary shares of AGBA were issued to TAG as consideration for the Business Combination and 1,665,000 ordinary shares, representing as 3% holdback shares were reserved.

In addition, upon the closing of the Business Combination, pursuant to the terms of the Fifth Amended and Restated Memorandum and Articles of Association, the Company increased its authorized share from 100,000,000 to 200,000,000 ordinary shares with a par value $0.001.

As of December 31, 2022, there were 58,376,985 ordinary shares issued and outstanding and 1,665,000 ordinary shares to be issued under the reserve.

Public Warrants

Each public warrant entitles the holder thereof to purchase one-half (1/2) of one ordinary share at a price of $11.50 per full share, subject to adjustment as discussed herein. The warrants became exercisable 90 days after the Closing of the Business Combination and will expire five years after the Closing of the Business Combination, at 5:00 p.m., New York City time, or earlier upon redemption or liquidation. Pursuant to the warrant agreement, a warrant holder may exercise its warrants only for a whole number of shares. This means that only an even number of warrants may be exercised at any given time by a warrant holder.

Once the warrants become exercisable, the Company may call the outstanding warrants (including any outstanding warrants issued upon exercise of the unit purchase option issued to Maxim Group LLC) for redemption:

•        in whole and not in part;

•        at a price of $0.01 per warrant;

•        upon a minimum of 30 days’ prior written notice of redemption,

•        if, and only if, the last sales price of the ordinary shares equals or exceeds $16.50 per share for any 20 trading days within a 30 trading day period ending three business days before the Company send the notice of redemption, and

•        if, and only if, there is a current registration statement in effect with respect to the ordinary shares underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.

If the Company calls the warrants for redemption as described above, the management of the Company will have the option to require all holders that wish to exercise warrants to do so on a “cashless basis.” In such event, each holder would pay the exercise price by surrendering the whole warrants for that number of ordinary shares equal to the quotient obtained by dividing (x) the product of the number of ordinary shares underlying the warrants, multiplied by the difference between the exercise price of the warrants and the “fair market value” (defined below) by (y) the fair market value. The “fair market value” shall mean the average reported last sale price of the ordinary shares for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders of warrants. Whether the Company will exercise our option to require all holders to exercise their warrants on a “cashless basis” will depend on a variety of factors including the price of our ordinary shares at the time the warrants are called for redemption, the Company’s cash needs at such time and concerns regarding dilutive share issuances.

Private Warrants

The private warrants are identical to the public warrants, except that the private warrants and the ordinary shares issuable upon the exercise of the private warrants were not transferable, assignable or salable until after the completion of the Business Combination, subject to certain limited exceptions. Additionally, the private warrants will be exercisable on a cashless basis and will be non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the private warrants are held by someone other than the initial purchasers or their permitted transferees, the private warrants will be redeemable by the Company and exercisable by such holders on the same basis as the public warrants.

The private warrants are accounted as liabilities, remeasured to fair value on a recurring basis, with changes in fair value recorded to the consolidated statements of operations (see Note 13).

As of December 31, 2022 and 2021, there were 4,600,000 public warrants and 225,000 private warrants outstanding.

Rights

Each holder of a right is automatically converted to one-tenth (1/10) of an ordinary share of the Company upon consummation of the Business Combination.

Upon the closing of Business Combination, 4,825,000 rights were automatically converted to 482,500 ordinary shares of the Company. There were no outstanding rights as of December 31, 2022.

Forgiveness of Amount Due to Shareholder

During the year ended December 31, 2022, TAG agreed to forgive the Company $6 million, in aggregate, representing certain amount due to it and treat as additional paid-in capital.

Dividend Distribution

On January 18, 2022, TAC was approved to declare and distribute a special dividend of $47 million to TAG Holdings Limited, the shareholder who represented 1 ordinary share of TAC. The dividends were paid by offsetting the receivable due from the shareholder and the remaining balance was paid by cash. The special dividend distribution was made due to the investment income from the sale of all equity interest in Nutmeg Saving and Investment Limited in September 2021.